Condensed Interim Consolidated Statement of Changes in Equity - USD ($)	Total	Common Shares [member]	Warrants [member]	Share-based payments reserve [member]	Accumulated Other Comprehensive Loss [member]	Accumulated Deficit [member]
Beginning balance (in shares) at Dec. 31, 2024	38,403,737	38,403,737
Beginning balance at Dec. 31, 2024	$ 135,420,286	$ 281,296,133	$ 543,601	$ 93,515,510	$ (81,361,294)	$ (158,573,664)
Deferred share units	751,359			751,359
Restricted share units	15,568,208			15,568,208
Option exercise	40,000	$ 120,511		(80,511)
Option exercise (in shares)		10,000
Loss and comprehensive income for the period	(13,783,646)				4,617,716	(18,401,362)
Ending balance (in shares) at Mar. 31, 2025		38,413,737
Ending balance at Mar. 31, 2025	$ 137,996,207	$ 281,416,644	543,601	109,754,566	(76,743,578)	(176,975,026)
Beginning balance (in shares) at Dec. 31, 2025	53,692,089	53,692,089
Beginning balance at Dec. 31, 2025	$ 157,837,729	$ 328,544,223	5,758,671	95,624,841	(73,991,935)	(198,098,071)
Deferred share units	367,994			367,994
Deferred share units exercised		$ 482,810		(482,810)
Deferred share units exercised (in shares)		74,000
Restricted share units	1,485,832			1,485,832
Restricted share units exercised		$ 4,312,500		(4,312,500)
Restricted share units exercised (in shares)		287,500
Common shares issued for equity line of credit	375,000	$ 375,000
Common shares issued for equity line of credit (in shares)		191,326
Loss and comprehensive income for the period	$ (12,741,560)				4,083,292	(16,824,852)
Ending balance (in shares) at Mar. 31, 2026	54,244,915	54,244,915
Ending balance at Mar. 31, 2026	$ 147,324,995	$ 333,714,533	$ 5,758,671	$ 92,683,357	$ (69,908,643)	$ (214,922,923)